Business Combinations - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2019 CAD ($) Acquisition	Aug. 28, 2018 CAD ($)	Aug. 28, 2018 USD ($)	Jun. 28, 2018 CAD ($)	Jun. 28, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Number of acquisitions | Acquisition	2
Revenue acquired	$ 94.9
Expected Increase In Revenue As Part Of Acquisition	104.0
General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 2.7
Alumacraft [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%	100.00%
Purchase consideration paid in cash				$ 80.9	$ 61.0
Triton [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%	100.00%
Purchase consideration paid in cash		$ 97.4	$ 75.0